Reclamation Bonds (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Reclamation bonds		$ 2,122,559		$ 2,154,027
USD [Member]
Statement Line Items [Line Items]
Reclamation bonds	$ 1,634,040		$ 1,581,158